Schedule of Investments (unaudited)	iShares®Morningstar Small-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings Inc.	7,062	$272,523
Aerovironment Inc.(a)	5,217	296,952
BWX Technologies Inc.	9,023	401,614
Byrna Technologies Inc.(a)(b)	3,605	39,331
Curtiss-Wright Corp.	3,408	452,548
Hexcel Corp.(a)	18,938	987,995
Kratos Defense & Security Solutions Inc.(a)	28,000	469,280
Mercury Systems Inc.(a)	4,385	249,594
PAE Inc.(a)	5,716	57,217
Spirit AeroSystems Holdings Inc., Class A	8,010	351,078
Triumph Group Inc.(a)	8,392	152,902
Virgin Galactic Holdings Inc.(a)(b)	40,161	369,481
		4,100,515
Air Freight & Logistics — 0.2%
Forward Air Corp.	3,181	338,140
Hub Group Inc., Class A(a)	4,272	323,476
		661,616
Airlines — 0.2%
Allegiant Travel Co.(a)	3,440	614,590
Frontier Group Holdings Inc.(a)(b)	2,080	27,206
Sun Country Airlines Holdings Inc.(a)	6,970	185,263
		827,059
Auto Components — 1.2%
Dorman Products Inc.(a)	4,272	399,987
Fox Factory Holding Corp.(a)	9,527	1,267,758
Gentherm Inc.(a)(b)	7,504	655,775
LCI Industries	2,667	328,495
Luminar Technologies Inc, Class A(a)(b)	48,588	711,328
Patrick Industries Inc.	2,142	137,945
Stoneridge Inc.(a)(b)	2,153	40,627
Visteon Corp.(a)(b)	6,322	641,746
XL Fleet Corp.(a)(b)	21,836	46,729
XPEL Inc.(a)	3,766	234,848
		4,465,238
Automobiles — 0.4%
Arcimoto Inc.(a)(b)	6,263	38,267
Harley-Davidson Inc.	14,117	488,025
Thor Industries Inc.	5,383	509,178
Winnebago Industries Inc.	3,151	203,302
Workhorse Group Inc.(a)(b)	29,298	99,027
		1,337,799
Banks — 3.4%
Allegiance Bancshares Inc.	2,292	100,917
Ameris Bancorp.	7,901	389,598
Atlantic Capital Bancshares Inc.(a)	2,824	85,059
Banc of California Inc.	5,198	100,425
Bancorp. Inc. (The)(a)	8,903	265,487
Byline Bancorp Inc.	1,832	47,632
Community Bank System Inc.	3,986	284,680
ConnectOne Bancorp. Inc.	4,351	139,276
Eastern Bankshares Inc.	25,401	540,787
FB Financial Corp.	4,060	180,751
First BanCorp./Puerto Rico	27,260	396,633
First Bancshares Inc. (The)	1,870	67,451
First Citizens BancShares Inc./NC, Class A	1,878	1,463,112
First Financial Bankshares Inc.	28,981	1,361,817
Glacier Bancorp. Inc.	13,875	720,529
Security	Shares	Value

Banks (continued)
HarborOne Bancorp Inc.	7,450	$105,790
Hilltop Holdings Inc.	6,473	213,803
Lakeland Financial Corp.	2,644	211,335
Live Oak Bancshares Inc.	7,208	424,263
Meta Financial Group Inc.	4,874	289,808
Metropolitan Bank Holding Corp.(a)	1,589	158,900
National Bank Holdings Corp., Class A.	2,207	100,198
Origin Bancorp Inc.	2,887	123,333
Pinnacle Financial Partners Inc.	7,165	692,927
Popular Inc.	7,968	710,507
Seacoast Banking Corp. of Florida.	9,213	336,274
ServisFirst Bancshares Inc.	11,047	937,559
Silvergate Capital Corp., Class A(a)	6,739	726,060
Southside Bancshares Inc.	2,894	121,259
Stock Yards Bancorp. Inc.	3,122	186,009
Triumph Bancorp. Inc.(a)	3,694	323,151
UMB Financial Corp.	3,334	328,232
United Community Banks Inc./GA	8,943	316,493
Veritex Holdings Inc.	4,098	164,535
		12,614,590
Beverages — 0.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)	2,128	895,526
Celsius Holdings Inc.(a)(b)	8,615	411,194
Coca-Cola Consolidated Inc.	651	373,023
Duckhorn Portfolio Inc. (The)(a)	7,032	140,359
MGP Ingredients Inc.	2,822	213,512
National Beverage Corp.	2,413	107,789
Zevia PBC, Class A(a)(b)	2,183	17,464
		2,158,867
Biotechnology — 9.0%
4D Molecular Therapeutics Inc.(a)	5,555	87,769
ACADIA Pharmaceuticals Inc.(a)	26,454	594,950
Acumen Pharmaceuticals Inc.(a)	2,282	11,684
Agenus Inc.(a)(b)	16,693	46,073
Agios Pharmaceuticals Inc.(a)(b)	7,596	234,640
Alaunos Therapeutics Inc.(a)	29,754	32,134
Albireo Pharma Inc.(a)	4,338	123,590
Aldeyra Therapeutics Inc.(a)	11,199	41,100
Alector Inc.(a)	13,214	209,574
Alkermes PLC(a)	36,484	930,342
Allakos Inc.(a)	7,955	53,776
Altimmune Inc.(a)	4,031	32,530
Amicus Therapeutics Inc.(a)(b)	56,536	532,004
AnaptysBio Inc.(a)	2,668	85,296
Anavex Life Sciences Corp.(a)	17,111	223,812
Anika Therapeutics Inc.(a)	3,168	100,742
Apellis Pharmaceuticals Inc.(a)	18,201	732,954
Arbutus Biopharma Corp.(a)	20,726	58,240
Arcus Biosciences Inc.(a)	10,348	318,718
Arena Pharmaceuticals Inc.(a)	5,569	512,237
Arrowhead Pharmaceuticals Inc.(a)	23,597	1,244,978
Atara Biotherapeutics Inc.(a)	19,918	305,940
Atossa Therapeutics Inc.(a)	28,303	38,775
Avid Bioservices Inc.(a)(b)	13,874	261,802
Avidity Biosciences Inc.(a)	9,721	161,563
Avita Medical Inc.(a)	5,467	52,866
Beam Therapeutics Inc.(a)(b)	10,145	702,135
BioAtla Inc.(a)(b)	1,927	18,422
BioCryst Pharmaceuticals Inc.(a)	40,609	627,409

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Blueprint Medicines Corp.(a)	13,315	$1,026,586
Bolt Biotherapeutics Inc.(a)(b)	2,691	10,333
C4 Therapeutics Inc.(a)	8,343	203,819
CareDx Inc.(a)(b)	11,910	497,838
Caribou Biosciences Inc.(a)	2,920	31,332
Catalyst Pharmaceuticals Inc.(a)	11,885	68,458
Celldex Therapeutics Inc.(a)	10,543	326,938
CEL-SCI Corp.(a)(b)	4,703	28,406
ChemoCentryx Inc.(a)	11,044	296,973
Chimerix Inc.(a)	7,662	43,750
Clovis Oncology Inc.(a)(b)	15,841	32,316
Coherus Biosciences Inc.(a)(b)	6,481	80,105
Crinetics Pharmaceuticals Inc.(a)	8,799	166,213
CRISPR Therapeutics AG(a)(b)	6,132	390,915
Cue Biopharma Inc.(a)	6,308	46,616
Curis Inc.(a)	17,136	54,664
Cytokinetics Inc.(a)(b)	18,932	628,353
CytomX Therapeutics Inc.(a)	5,667	26,068
Deciphera Pharmaceuticals Inc.(a)	9,194	77,505
Denali Therapeutics Inc.(a)	20,935	716,396
DermTech Inc.(a)	5,673	72,671
Design Therapeutics Inc.(a)(b)	1,341	16,950
Dynavax Technologies Corp.(a)(b)	25,197	326,805
Editas Medicine Inc.(a)(b)	15,434	293,863
Enanta Pharmaceuticals Inc.(a)	1,966	116,820
Enochian Biosciences Inc.(a)(b)	3,460	16,989
Epizyme Inc.(a)	19,526	24,017
Evelo Biosciences Inc.(a)	2,907	13,692
Exelixis Inc.(a)	71,608	1,296,105
Fate Therapeutics Inc.(a)	18,374	762,705
FibroGen Inc.(a)	6,440	97,180
Fortress Biotech Inc.(a)(b)	16,570	34,631
G1 Therapeutics Inc.(a)(b)	3,208	32,337
Geron Corp.(a)(b)	28,640	32,077
Global Blood Therapeutics Inc.(a)	6,964	200,911
Gritstone bio Inc.(a)	12,426	67,846
Halozyme Therapeutics Inc.(a)	31,867	1,102,917
Heron Therapeutics Inc.(a)(b)	22,879	199,276
Homology Medicines Inc.(a)	5,105	18,991
Ideaya Biosciences Inc.(a)	7,391	122,469
Immuneering Corp., Class A(a)	1,788	17,880
ImmunoGen Inc.(a)	41,584	234,950
Inhibrx Inc.(a)	2,308	61,300
Inmune Bio Inc.(a)(b)	2,614	26,375
Insmed Inc.(a)	26,669	604,853
Invitae Corp.(a)	23,888	268,501
Ionis Pharmaceuticals Inc.(a)	31,964	1,016,455
Iovance Biotherapeutics Inc.(a)	30,791	512,670
IVERIC bio Inc.(a)	24,051	335,271
Karyopharm Therapeutics Inc.(a)	6,460	57,494
Keros Therapeutics Inc.(a)	1,437	66,634
Kodiak Sciences Inc.(a)(b)	7,584	445,181
Krystal Biotech Inc.(a)	4,603	271,577
Kymera Therapeutics Inc.(a)	8,000	336,000
Lexicon Pharmaceuticals Inc.(a)	14,906	47,252
Ligand Pharmaceuticals Inc.(a)	3,773	470,229
Lineage Cell Therapeutics Inc.(a)(b)	27,790	43,908
MacroGenics Inc.(a)	12,331	152,288
Madrigal Pharmaceuticals Inc.(a)	1,344	77,388
MannKind Corp.(a)	56,868	212,118
Security	Shares	Value

Biotechnology (continued)
MeiraGTx Holdings PLC(a)	5,723	$85,788
Mersana Therapeutics Inc.(a)	7,778	37,101
MiMedx Group Inc.(a)	9,253	45,895
Morphic Holding Inc.(a)	3,564	151,221
Nurix Therapeutics Inc.(a)	9,045	168,418
Ocugen Inc.(a)(b)	44,944	159,551
OPKO Health Inc.(a)(b)	28,033	87,743
Organogenesis Holdings Inc., Class A(a)	13,866	106,630
PDS Biotechnology Corp.(a)	5,277	31,451
Pieris Pharmaceuticals Inc.(a)	7,562	27,526
Precigen Inc.(a)	10,232	26,399
Precision BioSciences Inc.(a)(b)	11,232	53,577
Prometheus Biosciences Inc.(a)	2,362	84,867
Protagonist Therapeutics Inc.(a)	10,141	297,030
Prothena Corp. PLC(a)	3,416	116,417
PTC Therapeutics Inc.(a)	15,922	640,383
Radius Health Inc.(a)	10,399	78,824
Recursion Pharmaceuticals Inc., Class A(a)(b)	5,580	66,067
REGENXBIO Inc.(a)	8,474	223,714
Relay Therapeutics Inc.(a)(b)	17,273	382,251
REVOLUTION Medicines Inc.(a)	7,011	150,877
Rigel Pharmaceuticals Inc.(a)	37,596	96,246
Rocket Pharmaceuticals Inc.(a)	3,328	55,378
Rubius Therapeutics Inc.(a)	4,196	28,323
Sage Therapeutics Inc.(a)(b)	5,188	204,511
Sangamo Therapeutics Inc.(a)	15,606	94,104
Sarepta Therapeutics Inc.(a)	19,710	1,410,645
Scholar Rock Holding Corp.(a)(b)	6,021	107,234
Selecta Biosciences Inc.(a)	6,459	16,148
Seres Therapeutics Inc.(a)	5,251	43,793
Shattuck Labs Inc.(a)	6,300	43,533
Sorrento Therapeutics Inc.(a)(b)	69,122	238,471
Spero Therapeutics Inc.(a)	6,155	73,060
Stoke Therapeutics Inc.(a)	3,494	66,211
Surface Oncology Inc.(a)	4,509	16,909
Sutro Biopharma Inc.(a)	4,493	47,985
Syndax Pharmaceuticals Inc.(a)	9,522	155,589
TG Therapeutics Inc.(a)	30,001	347,112
Travere Therapeutics Inc.(a)	11,613	319,357
Twist Bioscience Corp.(a)(b)	11,118	660,632
Ultragenyx Pharmaceutical Inc.(a)(b)	15,429	1,078,950
Vanda Pharmaceuticals Inc.(a)	12,502	189,530
Vaxart Inc.(a)(b)	17,461	86,432
Veracyte Inc.(a)	16,021	487,199
Verastem Inc.(a)	12,728	19,474
Vericel Corp.(a)	10,572	376,152
Viking Therapeutics Inc.(a)	8,804	32,663
Vir Biotechnology Inc.(a)	16,528	567,406
VistaGen Therapeutics Inc.(a)(b)	40,995	66,822
Xencor Inc.(a)(b)	13,193	453,443
Y-mAbs Therapeutics Inc.(a)	4,434	43,852
		33,686,109
Building Products — 1.6%
AAON Inc.	9,373	602,215
Armstrong World Industries Inc.	7,453	737,996
AZEK Co. Inc. (The)(a)	25,229	833,314
Gibraltar Industries Inc.(a)	4,943	270,876
Insteel Industries Inc.	2,176	82,318
JELD-WEN Holding Inc.(a)	9,659	227,952
Masonite International Corp.(a)	3,597	356,966

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Building Products (continued)
PGT Innovations Inc.(a)	7,139	$135,570
Resideo Technologies Inc.(a)	16,783	415,883
Simpson Manufacturing Co. Inc.	9,829	1,108,613
Tecnoglass Inc.	4,748	97,809
UFP Industries Inc.	7,717	616,280
Zurn Water Solutions Corp.	15,967	487,632
		5,973,424
Capital Markets — 2.0%
Affiliated Managers Group Inc.	4,650	679,876
Artisan Partners Asset Management Inc., Class A	8,277	357,649
Assetmark Financial Holdings Inc.(a)	1,940	46,541
B. Riley Financial Inc.	2,140	131,760
Bridge Investment Group Holdings Inc., Class A	2,787	59,920
BrightSphere Investment Group Inc.	8,069	174,129
Cohen & Steers Inc.	5,690	475,286
Cowen Inc., Class A	2,858	90,541
Evercore Inc., Class A	2,802	349,746
Focus Financial Partners Inc., Class A(a)	6,512	327,944
Freedom Holding Corp./NV(a)(b)	3,784	241,646
GCM Grosvenor Inc., Class A	4,400	39,996
Hamilton Lane Inc., Class A	7,922	716,624
Houlihan Lokey Inc.	8,174	868,733
Interactive Brokers Group Inc., Class A	12,324	840,374
Moelis & Co., Class A	4,918	277,719
Open Lending Corp., Class A(a)	23,231	441,157
Oppenheimer Holdings Inc., Class A, NVS	929	39,380
Piper Sandler Cos.	1,584	244,284
PJT Partners Inc., Class A	3,428	237,629
Runway Growth Finance Corp.(b)	1,505	19,550
StepStone Group Inc., Class A	10,876	380,769
Victory Capital Holdings Inc., Class A	1,642	53,644
Virtus Investment Partners Inc.	1,120	293,082
WisdomTree Investments Inc.	12,519	70,232
		7,458,211
Chemicals — 2.4%
Amyris Inc.(a)(b)	43,888	200,129
Ashland Global Holdings Inc.	6,763	649,518
Avient Corp.	8,978	446,835
Balchem Corp.	7,309	1,073,984
Chase Corp.	957	90,800
Danimer Scientific Inc.(a)(b)	19,238	96,382
Element Solutions Inc.	33,525	752,301
Ferro Corp.(a)	8,728	190,270
GCP Applied Technologies Inc.(a)	4,928	157,203
Hawkins Inc.	2,477	92,442
HB Fuller Co.	6,927	497,151
Huntsman Corp.	24,510	878,193
Ingevity Corp.(a)	4,190	276,163
Innospec Inc.	2,304	214,180
Intrepid Potash Inc.(a)	1,466	56,851
Kraton Corp.(a)	3,776	175,131
Kronos Worldwide Inc.	1,906	27,351
Livent Corp.(a)(b)	36,483	839,474
Loop Industries Inc.(a)(b)	5,326	42,928
Quaker Chemical Corp.	3,021	631,903
Sensient Technologies Corp.	4,936	418,277
Stepan Co.	2,097	231,006
Tronox Holdings PLC, Class A.	15,376	349,035
Valvoline Inc.	14,940	492,124
Security	Shares	Value

Chemicals (continued)
Zymergen Inc.(a)(b)	3,655	$19,006
		8,898,637
Commercial Services & Supplies — 1.5%
ACV Auctions Inc., Class A(a)	21,022	278,752
Brady Corp., Class A, NVS	4,161	216,039
Brink’s Co. (The)	5,520	385,186
Casella Waste Systems Inc., Class A(a)	11,418	867,540
Cimpress PLC(a)(b)	2,806	188,619
Clean Harbors Inc.(a)	7,093	656,457
Driven Brands Holdings Inc.(a)(b)	12,565	354,961
Harsco Corp.(a)	7,244	113,731
Kimball International Inc., Class B	4,490	44,092
MillerKnoll Inc.	8,008	309,269
Montrose Environmental Group Inc.(a)(b)	4,058	185,735
MSA Safety Inc.	5,006	687,824
Shapeways Holdings Inc.(a)	1,574	5,037
SP Plus Corp.(a)	1,712	48,244
Steelcase Inc., Class A.	10,458	129,052
Stericycle Inc.(a)	8,771	515,208
U.S. Ecology Inc.(a)(b)	2,945	84,168
UniFirst Corp./MA.	1,430	271,829
Viad Corp.(a)	2,927	110,260
		5,452,003
Communications Equipment — 1.0%
Aviat Networks Inc.(a)	905	26,263
CalAmp Corp.(a)	4,388	26,065
Calix Inc.(a)	12,396	623,271
Cambium Networks Corp.(a)(b)	2,620	63,352
Casa Systems Inc.(a)(b)	8,137	36,047
Clearfield Inc.(a)	2,577	166,139
Digi International Inc.(a)	4,325	96,621
Extreme Networks Inc.(a)	16,160	205,070
Harmonic Inc.(a)	23,200	249,632
Infinera Corp.(a)	23,222	195,529
Inseego Corp.(a)	9,552	43,557
Lumentum Holdings Inc.(a)(b)	8,503	862,884
Viasat Inc.(a)(b)	16,583	729,984
Viavi Solutions Inc.(a)	30,117	495,726
		3,820,140
Construction & Engineering — 1.7%
Ameresco Inc., Class A(a)	6,981	353,308
API Group Corp.(a)	25,956	578,819
Arcosa Inc.	4,418	206,144
Comfort Systems USA Inc.	5,458	490,019
Construction Partners Inc., Class A(a)	8,296	217,687
Dycom Industries Inc.(a)	3,380	284,900
EMCOR Group Inc.	4,870	580,553
Granite Construction Inc.	3,917	140,934
Great Lakes Dredge & Dock Corp.(a)	4,739	64,877
IES Holdings Inc.(a)	940	46,342
Infrastructure and Energy Alternatives Inc.(a)	2,446	22,063
MasTec Inc.(a)	5,694	490,424
MYR Group Inc.(a)	1,939	182,324
NV5 Global Inc.(a)(b)	2,664	278,628
Valmont Industries Inc.	2,185	474,648
WillScot Mobile Mini Holdings Corp.(a)	50,509	1,870,853
		6,282,523
Construction Materials — 0.4%
Eagle Materials Inc.	5,839	851,618

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
Forterra Inc.(a)	4,509	$105,826
Summit Materials Inc., Class A(a)	17,297	615,082
		1,572,526
Consumer Finance — 0.4%
Atlanticus Holdings Corp.(a)	770	49,519
FirstCash Holdings Inc.	3,375	235,237
Green Dot Corp., Class A(a)	5,572	176,688
LendingClub Corp.(a)	22,539	422,832
LendingTree Inc.(a)	2,588	315,322
Moneylion Inc.(a)	20,748	53,322
Nelnet Inc., Class A	2,185	193,438
		1,446,358
Containers & Packaging — 0.2%
Graphic Packaging Holding Co.	30,053	568,302
Myers Industries Inc.	3,906	70,582
Pactiv Evergreen Inc.	5,682	62,218
Ranpak Holdings Corp.(a)	9,076	243,781
		944,883
Distributors — 0.0%
Funko Inc., Class A(a)	3,498	60,445

Diversified Consumer Services — 1.0%
2U Inc.(a)(b)	17,022	274,735
American Public Education Inc.(a)(b)	1,872	40,042
Carriage Services Inc.	1,724	86,752
Coursera Inc.(a)(b)	18,714	380,081
Duolingo Inc, Class A(a)(b)	1,296	129,613
European Wax Center Inc., Class A(a)	3,054	74,640
frontdoor Inc.(a)	9,150	332,145
Grand Canyon Education Inc.(a)	3,156	264,094
Laureate Education Inc., Class A	12,247	154,924
Mister Car Wash Inc.(a)(b)	8,713	149,864
OneSpaWorld Holdings Ltd.(a)	12,884	132,963
PowerSchool Holdings Inc., Class A(a)(b)	6,134	100,475
Stride Inc.(a)	6,072	212,945
Terminix Global Holdings Inc.(a)	27,422	1,182,985
Udemy Inc.(a)(b)	3,404	55,145
		3,571,403
Diversified Financial Services — 0.2%
Cannae Holdings Inc.(a)	8,047	240,364
Jackson Financial Inc., Class A	9,225	353,963
		594,327
Diversified Telecommunication Services — 0.6%
Anterix Inc.(a)	2,032	104,160
Bandwidth Inc., Class A(a)(b)	5,270	329,955
Cogent Communications Holdings Inc.	4,828	307,109
Globalstar Inc.(a)	148,670	159,077
IDT Corp., Class B(a)	1,919	72,020
Iridium Communications Inc.(a)	29,921	1,073,566
Liberty Latin America Ltd., Class A(a)	4,981	54,492
Liberty Latin America Ltd., Class C, NVS(a)	18,767	202,871
Ooma Inc.(a)	4,957	89,424
		2,392,674
Electric Utilities — 0.1%
MGE Energy Inc.	3,151	243,982
Otter Tail Corp.	3,163	200,534
		444,516
Security	Shares	Value

Electrical Equipment — 1.0%
Acuity Brands Inc.	3,227	$618,067
American Superconductor Corp.(a)	5,775	47,355
Array Technologies Inc.(a)	26,929	283,832
AZZ Inc.	1,731	82,361
Blink Charging Co.(a)(b)	8,248	172,466
Bloom Energy Corp., Class A(a)	33,317	502,420
Encore Wire Corp.	1,872	210,956
EnerSys.	2,931	219,620
Eos Energy Enterprises Inc.(a)(b)	8,770	36,308
Fluence Energy Inc.(a)	7,722	144,401
FTC Solar Inc.(a)	2,406	10,153
FuelCell Energy Inc.(a)	82,690	350,606
Romeo Power Inc.(a)	21,247	50,143
Shoals Technologies Group Inc., Class A(a)(b)	24,482	412,766
TPI Composites Inc.(a)	8,335	100,603
Vicor Corp.(a)	4,845	457,029
		3,699,086
Electronic Equipment, Instruments & Components — 2.6%
908 Devices Inc.(a)(b)	3,159	49,975
Advanced Energy Industries Inc.	4,497	387,551
Akoustis Technologies Inc.(a)	11,197	67,742
Alpine 4 Holdings Inc.(a)	33,627	53,803
Badger Meter Inc.	6,594	667,115
Belden Inc.	4,054	226,821
Benchmark Electronics Inc.	3,067	74,037
Coherent Inc.(a)	5,560	1,437,149
CTS Corp.	4,735	158,859
Fabrinet(a)(b)	4,568	516,915
FARO Technologies Inc.(a)	4,121	223,811
Identiv Inc.(a)	4,999	96,581
Itron Inc.(a)	10,214	633,268
Knowles Corp.(a)	7,156	151,779
Lightwave Logic Inc.(a)(b)	22,701	163,674
Littelfuse Inc.	5,572	1,504,273
MicroVision Inc.(a)(b)	36,799	125,485
National Instruments Corp.	13,049	537,880
nLight Inc.(a)	9,884	204,500
Novanta Inc.(a)	8,058	1,112,810
PAR Technology Corp.(a)	5,760	216,000
Rogers Corp.(a)	4,225	1,153,214
		9,763,242
Energy Equipment & Services — 0.7%
Aspen Aerogels Inc.(a)	3,446	102,346
Cactus Inc., Class A	13,307	644,857
ChampionX Corp.(a)	28,481	637,975
Core Laboratories NV(b)	10,693	285,182
DMC Global Inc.(a)	4,380	176,689
Dril-Quip Inc.(a)(b)	4,295	108,621
FTS International Inc., Class A(a)	1,282	33,781
Oceaneering International Inc.(a)	14,643	190,798
Patterson-UTI Energy Inc.	27,070	269,617
TETRA Technologies Inc.(a)	10,091	29,567
Weatherford International PLC(a)	7,498	224,940
		2,704,373
Entertainment — 0.7%
Cinedigm Corp., Class A(a)	31,448	26,712
CuriosityStream Inc., Class A(a)	5,720	25,340
IMAX Corp.(a)	11,226	193,648
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	8,352	225,504

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
Madison Square Garden Sports Corp.(a)	1,958	$325,165
Sciplay Corp., Class A(a)	2,682	33,525
Skillz Inc.(a)(b)	58,960	283,598
Warner Music Group Corp., Class A	24,848	1,056,040
World Wrestling Entertainment Inc., Class A	6,550	327,107
		2,496,639
Equity Real Estate Investment Trusts (REITs) — 6.0%
Acadia Realty Trust	8,670	171,579
Agree Realty Corp.	7,040	460,275
Alexander & Baldwin Inc.	16,364	375,554
Alexander’s Inc.	226	59,499
American Assets Trust Inc.	4,822	173,447
American Campus Communities Inc.	11,409	596,234
Apple Hospitality REIT Inc.	28,900	466,157
Brandywine Realty Trust	11,540	148,404
Brixmor Property Group Inc.	21,846	554,015
CatchMark Timber Trust Inc., Class A	4,703	38,565
Centerspace.	1,538	146,694
Chatham Lodging Trust(a)	3,878	51,461
Community Healthcare Trust Inc.	5,538	251,093
Corporate Office Properties Trust	8,653	218,575
Cousins Properties Inc.	13,858	534,365
CTO Realty Growth Inc.	1,306	76,519
DiamondRock Hospitality Co.(a)	16,205	151,517
DigitalBridge Group Inc.(a)	42,081	307,191
Douglas Emmett Inc.	16,341	510,166
EastGroup Properties Inc.	9,191	1,837,373
EPR Properties	9,813	431,478
Equity Commonwealth(a)	8,741	227,616
Essential Properties Realty Trust Inc.	16,746	444,606
First Industrial Realty Trust Inc.	17,719	1,076,961
Four Corners Property Trust Inc.	9,449	255,784
Gladstone Land Corp.	3,372	102,779
Global Medical REIT Inc.	6,282	106,229
Global Net Lease Inc.	7,760	111,278
Healthcare Realty Trust Inc.	11,193	347,207
Healthcare Trust of America Inc., Class A	22,923	746,144
Hudson Pacific Properties Inc.	13,364	315,791
Independence Realty Trust Inc.	11,876	273,029
Innovative Industrial Properties Inc.	5,403	1,070,821
Kite Realty Group Trust	15,542	324,517
LXP Industrial Trust.	20,681	307,940
Monmouth Real Estate Investment Corp.	9,379	196,865
National Storage Affiliates Trust	18,550	1,141,938
NETSTREIT Corp.	8,890	200,914
NexPoint Residential Trust Inc.	2,652	210,304
Outfront Media Inc.	13,766	341,947
Pebblebrook Hotel Trust(b)	18,502	400,568
Physicians Realty Trust	17,979	328,297
Piedmont Office Realty Trust Inc., Class A	8,805	156,377
Plymouth Industrial REIT Inc.	4,047	116,351
PS Business Parks Inc.	2,068	345,273
Rayonier Inc.	19,930	728,242
Retail Opportunity Investments Corp.	11,381	210,890
RPT Realty	6,486	81,853
Ryman Hospitality Properties Inc.(a)	5,471	483,636
Safehold Inc.	3,219	199,256
Service Properties Trust.	13,146	112,398
SITE Centers Corp.	16,707	247,431
Spirit Realty Capital Inc.	11,014	522,724
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
STAG Industrial Inc.	22,573	$964,544
Tanger Factory Outlet Centers Inc.	7,778	132,304
Terreno Realty Corp.	16,933	1,266,080
UMH Properties Inc.	6,895	162,722
Uniti Group Inc.	22,522	271,615
Universal Health Realty Income Trust	1,289	75,149
Urban Edge Properties.	10,590	193,162
Urstadt Biddle Properties Inc., Class A	2,191	43,141
		22,404,844
Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	3,478	653,203
Grocery Outlet Holding Corp.(a)	6,244	158,473
Performance Food Group Co.(a)	21,391	902,486
PriceSmart Inc.	2,728	194,807
		1,908,969
Food Products — 1.6%
Beyond Meat Inc.(a)(b)	13,604	886,028
Calavo Growers Inc.	1,359	56,276
Freshpet Inc.(a)(b)	9,828	914,299
Hain Celestial Group Inc. (The)(a)	9,370	342,286
Hostess Brands Inc.(a)	14,157	290,502
J&J Snack Foods Corp.	1,681	254,991
John B Sanfilippo & Son Inc.	625	49,437
Lancaster Colony Corp.	2,333	370,410
Mission Produce Inc.(a)	3,332	47,548
Pilgrim’s Pride Corp.(a)	4,510	126,145
Post Holdings Inc.(a)	6,977	738,306
Sanderson Farms Inc.	2,770	509,680
Seaboard Corp.	26	99,320
Simply Good Foods Co. (The)(a)	19,041	670,814
Sovos Brands Inc.(a)	5,327	78,147
Tattooed Chef Inc.(a)(b)	10,154	128,956
Tootsie Roll Industries Inc.	1,880	63,826
Vita Coco Co. Inc. (The)(a)	2,567	28,006
Vital Farms Inc.(a)(b)	5,422	89,626
Whole Earth Brands Inc.(a)	4,702	44,575
		5,789,178
Gas Utilities — 0.1%
Chesapeake Utilities Corp.	2,296	312,738

Health Care Equipment & Supplies — 5.5%
Accuray Inc.(a)	9,543	34,832
Alphatec Holdings Inc.(a)(b)	14,976	154,852
AngioDynamics Inc.(a)	8,793	190,193
Artivion Inc.(a)(b)	3,275	58,295
Asensus Surgical Inc.(a)(b)	53,258	47,229
Aspira Women’s Health Inc.(a)(b)	13,300	16,093
AtriCure Inc.(a)	10,377	681,146
Atrion Corp.	188	113,817
Avanos Medical Inc.(a)	4,569	138,258
Axogen Inc.(a)	9,114	79,383
Axonics Inc.(a)(b)	10,469	496,545
BioLife Solutions Inc.(a)	6,623	197,630
Cardiovascular Systems Inc.(a)	9,142	160,625
Cerus Corp.(a)	38,992	208,997
ClearPoint Neuro Inc.(a)	3,841	33,916
CONMED Corp.	6,597	907,615
CryoPort Inc.(a)(b)	10,460	436,914
Cutera Inc.(a)(b)	3,707	134,972

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
CVRx Inc.(a)	1,617	$13,421
Eargo Inc.(a)	5,035	24,218
Envista Holdings Corp.(a)	24,339	1,052,418
Establishment Labs Holdings Inc.(a)(b)	4,927	257,879
Figs Inc., Class A(a)(b)	8,181	183,909
Glaukos Corp.(a)	10,584	563,492
Globus Medical Inc., Class A(a)	17,851	1,191,197
Haemonetics Corp.(a)	5,355	258,914
Heska Corp.(a)(b)	2,420	332,944
ICU Medical Inc.(a)	2,864	611,063
Inari Medical Inc.(a)	7,254	533,604
Integer Holdings Corp.(a)	4,223	331,125
Integra LifeSciences Holdings Corp.(a)	16,492	1,067,692
Intersect ENT Inc.(a)	3,987	109,244
iRhythm Technologies Inc.(a)	6,639	828,746
Lantheus Holdings Inc.(a)	15,322	389,332
LeMaitre Vascular Inc.	4,314	182,525
LivaNova PLC(a)	12,016	902,522
Meridian Bioscience Inc.(a)	6,333	132,043
Merit Medical Systems Inc.(a)	11,488	637,010
Mesa Laboratories Inc.	1,176	334,372
Natus Medical Inc.(a)	4,092	94,280
Neogen Corp.(a)	24,246	884,252
Nevro Corp.(a)(b)	7,876	517,453
NuVasive Inc.(a)	4,692	244,031
OraSure Technologies Inc.(a)	16,255	143,857
Ortho Clinical Diagnostics Holdings PLC(a)	25,662	445,492
Orthofix Medical Inc.(a)(b)	4,473	135,979
OrthoPediatrics Corp.(a)	3,152	149,058
Outset Medical Inc.(a)(b)	9,254	344,156
PROCEPT BioRobotics Corp.(a)	1,557	28,867
Pulmonx Corp.(a)	7,892	192,170
Retractable Technologies Inc.(a)(b)	2,613	14,267
RxSight Inc.(a)(b)	1,652	16,999
SeaSpine Holdings Corp.(a)	7,211	86,388
Senseonics Holdings Inc.(a)(b)	92,586	248,131
Shockwave Medical Inc.(a)	7,967	1,154,976
SI-BONE Inc.(a)	6,073	119,638
Sientra Inc.(a)(b)	12,758	35,850
Sight Sciences Inc.(a)(b)	2,312	33,825
Silk Road Medical Inc.(a)	7,876	258,412
STAAR Surgical Co.(a)	10,743	781,231
Stereotaxis Inc.(a)	10,322	56,874
Surmodics Inc.(a)	3,147	143,755
Tactile Systems Technology Inc.(a)	4,360	68,757
TransMedics Group Inc.(a)	6,277	99,616
Treace Medical Concepts Inc.(a)	2,611	47,364
Vapotherm Inc.(a)	5,176	83,696
ViewRay Inc.(a)	32,046	139,400
Zynex Inc.(b)	4,915	38,927
		20,636,683
Health Care Providers & Services — 3.1%
1Life Healthcare Inc.(a)	38,287	427,283
Acadia Healthcare Co. Inc.(a)	8,755	460,951
Accolade Inc.(a)	13,084	249,904
AdaptHealth Corp.(a)(b)	21,780	411,642
Addus HomeCare Corp.(a)	2,570	205,163
Agiliti Inc.(a)	6,188	118,376
Alignment Healthcare Inc.(a)	3,404	25,870
Amedisys Inc.(a)	4,877	658,883
Security	Shares	Value

Health Care Providers & Services (continued)
AMN Healthcare Services Inc.(a)	6,480	$656,683
Apollo Medical Holdings Inc.(a)(b)	8,528	439,022
Aveanna Healthcare Holdings Inc.(a)(b)	8,508	46,709
Castle Biosciences Inc.(a)	5,332	230,609
CorVel Corp.(a)	2,136	376,192
Covetrus Inc.(a)	13,546	244,776
Encompass Health Corp.	11,658	723,262
Ensign Group Inc. (The)	8,515	642,287
Hanger Inc.(a)	2,753	49,912
HealthEquity Inc.(a)(b)	8,536	456,164
Innovage Holding Corp.(a)(b)	4,158	21,705
Joint Corp. (The)(a)	3,209	173,414
LHC Group Inc.(a)	3,751	465,499
MEDNAX Inc.(a)	8,317	203,351
ModivCare Inc.(a)	1,511	175,170
Option Care Health Inc.(a)	31,268	730,733
Owens & Minor Inc.(b)	6,892	290,084
Pennant Group Inc. (The)(a)	5,986	99,487
PetIQ Inc.(a)	6,063	123,928
Privia Health Group Inc.(a)	6,029	128,297
Progyny Inc.(a)(b)	15,762	638,361
R1 RCM Inc.(a)(b)	30,035	714,232
RadNet Inc.(a)	10,034	258,376
Select Medical Holdings Corp.	10,059	233,671
Signify Health Inc., Class A(a)	5,181	69,063
Surgery Partners Inc.(a)	7,977	340,379
Tivity Health Inc.(a)	6,466	164,495
U.S. Physical Therapy Inc.	2,927	283,246
		11,537,179
Health Care Technology — 1.7%
American Well Corp., Class A(a)	44,188	209,009
Certara Inc.(a)	23,416	625,910
Convey Health Solutions Holdings Inc.(a)	2,874	22,388
Doximity Inc., Class A(a)(b)	10,986	500,632
Evolent Health Inc., Class A(a)	7,505	177,944
Health Catalyst Inc.(a)(b)	11,788	351,872
HealthStream Inc.(a)	3,536	86,102
Inspire Medical Systems Inc.(a)	6,177	1,366,908
Omnicell Inc.(a)	9,928	1,490,590
OptimizeRx Corp.(a)	4,023	180,753
Phreesia Inc.(a)	11,507	358,903
Schrodinger Inc.(a)	10,590	300,226
Simulations Plus Inc.(b)	3,535	150,308
Tabula Rasa HealthCare Inc.(a)	5,207	56,184
Vocera Communications Inc.(a)	7,877	622,362
		6,500,091
Hotels, Restaurants & Leisure — 4.5%
Accel Entertainment Inc.(a)	12,420	156,616
Bally’s Corp.(a)	6,662	238,100
BJ’s Restaurants Inc.(a)	1,971	59,307
Boyd Gaming Corp.(a)	18,566	1,103,934
Century Casinos Inc.(a)	5,919	58,894
Choice Hotels International Inc.	7,432	1,065,749
Chuy’s Holdings Inc.(a)	1,657	41,773
Cracker Barrel Old Country Store Inc.	1,684	200,632
Del Taco Restaurants Inc.	2,375	29,616
Denny’s Corp.(a)	4,495	69,673
Dine Brands Global Inc.	1,682	114,124
Dutch Bros. Inc.(a)(b)	5,357	279,368

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Esports Technologies Inc.(a)	303	$3,642
Everi Holdings Inc.(a)(b)	20,550	406,274
F45 Training Holdings Inc.(a)	4,581	57,308
First Watch Restaurant Group Inc.(a)	2,074	31,193
Full House Resorts Inc.(a)	3,845	33,951
GAN Ltd.(a)	8,787	60,542
Golden Nugget Online Gaming Inc.(a)	9,319	74,925
Hilton Grand Vacations Inc.(a)(b)	10,723	523,926
Hyatt Hotels Corp., Class A(a)	11,366	1,041,239
Jack in the Box Inc.	2,415	219,886
Krispy Kreme Inc.(b)	6,707	100,538
Kura Sushi USA Inc., Class A(a)(b)	958	44,212
Lindblad Expeditions Holdings Inc.(a)(b)	6,977	117,702
Marriott Vacations Worldwide Corp.	4,125	669,817
Monarch Casino & Resort Inc.(a)	3,012	186,443
Noodles & Co.(a)	3,268	27,484
ONE Group Hospitality Inc. (The)(a)	5,383	67,826
Papa John’s International Inc.	7,329	904,765
Planet Fitness Inc., Class A(a)	18,866	1,672,282
PlayAGS Inc.(a)	3,874	30,178
Portillo’s Inc., Class A(a)(b)	4,539	120,510
RCI Hospitality Holdings Inc.	1,819	127,094
Red Rock Resorts Inc., Class A	12,055	536,689
Rush Street Interactive Inc.(a)	11,814	119,794
Ruth’s Hospitality Group Inc.(a)	2,649	53,059
Scientific Games Corp./DE, Class A(a)	9,478	546,881
SeaWorld Entertainment Inc.(a)	5,072	302,190
Shake Shack Inc., Class A(a)	8,818	582,605
Six Flags Entertainment Corp.(a)	7,528	297,281
Texas Roadhouse Inc.	10,624	907,183
Wendy’s Co. (The)	22,929	528,055
Wingstop Inc.	6,755	1,035,204
Wyndham Hotels & Resorts Inc.	21,092	1,770,673
Xponential Fitness Inc., Class A(a)	2,300	40,158
		16,659,295
Household Durables — 1.4%
Cavco Industries Inc.(a)	1,933	520,827
Cricut Inc., Class A(a)(b)	8,184	161,879
Dream Finders Homes Inc., Class A(a)(b)	1,476	27,513
Helen of Troy Ltd.(a)(b)	3,069	642,434
Installed Building Products Inc.	5,316	588,960
iRobot Corp.(a)(b)	3,481	228,075
Leggett & Platt Inc.	11,956	476,447
LGI Homes Inc.(a)	3,009	374,651
Lovesac Co. (The)(a)(b)	3,007	161,927
Purple Innovation Inc., Class A(a)(b)	12,937	107,636
Skyline Champion Corp.(a)	11,945	804,376
Snap One Holdings Corp.(a)	3,057	57,502
Sonos Inc.(a)	28,396	716,147
Traeger Inc.(a)(b)	2,721	27,727
Vizio Holding Corp., Class A(a)(b)	8,215	118,132
Vuzix Corp.(a)(b)	13,084	85,438
Weber Inc., Class A(b)	1,692	18,341
		5,118,012
Household Products — 0.4%
Energizer Holdings Inc.	7,108	267,332
Spectrum Brands Holdings Inc.	4,356	389,339
WD-40 Co.	3,108	690,784
		1,347,455
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy Inc., Class A	4,818	$148,635
Clearway Energy Inc., Class C	11,441	385,333
Ormat Technologies Inc.	6,198	422,456
Sunnova Energy International Inc.(a)(b)	21,012	413,096
		1,369,520
Insurance — 2.1%
BRP Group Inc., Class A(a)	12,102	369,353
GoHealth Inc., Class A(a)(b)	7,901	21,807
Goosehead Insurance Inc., Class A	4,472	440,850
HCI Group Inc.	1,250	84,837
Kemper Corp.	6,018	360,960
Kinsale Capital Group Inc.	4,866	974,757
Lemonade Inc.(a)(b)	8,630	275,556
National Western Life Group Inc., Class A	180	38,497
Oscar Health Inc., Class A(a)(b)	5,362	35,925
Primerica Inc.	4,676	721,694
ProAssurance Corp.	1,417	33,951
RenaissanceRe Holdings Ltd.	10,415	1,636,926
RLI Corp.	9,032	946,373
Ryan Specialty Group Holdings Inc., Class A(a)	5,782	216,305
Selective Insurance Group Inc.	5,489	433,082
Selectquote Inc.(a)(b)	10,383	76,730
State Auto Financial Corp.	2,475	127,957
Stewart Information Services Corp.	2,579	184,218
Trupanion Inc.(a)(b)	7,745	737,711
White Mountains Insurance Group Ltd.	226	235,257
		7,952,746
Interactive Media & Services — 0.9%
Angi Inc.(a)(b)	17,185	147,447
Bumble Inc., Class A(a)(b)	16,320	481,603
Cargurus Inc.(a)(b)	13,944	444,814
Eventbrite Inc., Class A(a)(b)	6,501	93,159
EverQuote Inc., Class A(a)	2,305	37,940
fuboTV Inc.(a)(b)	32,630	350,446
MediaAlpha Inc., Class A(a)(b)	4,875	72,394
Outbrain Inc.(a)(b)	994	12,544
QuinStreet Inc.(a)	6,470	104,102
TripAdvisor Inc.(a)(b)	11,100	301,365
TrueCar Inc.(a)	11,499	39,557
Vimeo Inc.(a)(b)	35,156	515,036
Yelp Inc.(a)	9,176	316,939
Ziff Davis Inc.(a)	4,721	495,988
ZipRecruiter Inc.(a)	2,618	56,785
		3,470,119
Internet & Direct Marketing Retail — 0.8%
1-800-Flowers.com Inc., Class A(a)(b)	4,105	69,908
1847 Goedeker Inc.(a)(b)	12,064	27,265
1stdibs.com Inc.(a)	1,345	13,854
CarParts.com Inc.(a)(b)	7,189	66,139
Duluth Holdings Inc., Class B(a)	1,841	27,762
Lands’ End Inc.(a)(b)	1,559	28,576
Liquidity Services Inc.(a)	6,008	114,332
Overstock.com Inc.(a)(b)	9,716	465,785
PetMed Express Inc.	1,842	47,579
Porch Group Inc.(a)	17,042	179,793
Poshmark Inc., Class A(a)	8,291	131,081
Quotient Technology Inc.(a)	10,832	77,016
RealReal Inc. (The)(a)	18,468	174,523
Revolve Group Inc.(a)	8,923	440,082

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Shutterstock Inc.	5,287	$512,680
Stitch Fix Inc., Class A(a)(b)	18,760	308,227
ThredUp Inc., Class A(a)	11,798	109,367
Xometry Inc., Class A(a)(b)	1,603	82,715
		2,876,684
IT Services — 3.3%
BigCommerce Holdings Inc., Series 1(a)	13,420	438,700
Brightcove Inc.(a)	9,402	88,661
Cantaloupe Inc.(a)(b)	13,371	112,316
Euronet Worldwide Inc.(a)(b)	11,962	1,601,592
EVERTEC Inc.	9,455	412,616
Evo Payments Inc., Class A(a)	3,777	91,101
ExlService Holdings Inc.(a)	5,321	641,287
Fastly Inc., Class A(a)(b)	24,231	694,461
Flywire Corp.(a)	2,445	68,925
GreenBox POS(a)(b)	4,162	16,024
Grid Dynamics Holdings Inc.(a)	10,339	275,534
Hackett Group Inc. (The)	3,388	64,846
I3 Verticals Inc., Class A(a)	2,842	65,764
Information Services Group Inc.	8,061	52,074
International Money Express Inc.(a)	7,632	122,188
LiveRamp Holdings Inc.(a)	15,368	686,181
Marqeta Inc., Class A(a)(b)	52,687	621,707
Maximus Inc.	6,566	507,683
Paya Holdings Inc., Class A(a)	18,850	123,468
Paymentus Holdings Inc., Class A(a)(b)	2,968	77,999
Payoneer Global Inc.(a)	44,085	230,124
Perficient Inc.(a)	7,442	780,070
Rackspace Technology Inc.(a)(b)	6,064	75,861
Repay Holdings Corp.(a)(b)	16,815	300,820
Shift4 Payments Inc., Class A(a)(b)	10,651	561,521
SolarWinds Corp.	4,672	63,539
Squarespace Inc., Class A(a)	6,315	209,279
Switch Inc., Class A.	29,837	764,722
TaskUS Inc., Class A(a)	6,149	196,768
Toast Inc.(a)(b)	16,641	380,746
TTEC Holdings Inc.	4,176	334,456
Tucows Inc., Class A(a)(b)	2,134	168,586
Verra Mobility Corp.(a)(b)	29,020	459,677
WEX Inc.(a)	6,319	1,017,233
		12,306,529
Leisure Products — 0.5%
Acushnet Holdings Corp.	3,976	185,679
American Outdoor Brands Inc.(a)	1,463	24,257
AMMO Inc.(a)(b)	19,697	91,394
Callaway Golf Co.(a)	26,558	633,674
Clarus Corp.	5,922	133,423
Genius Brands International Inc.(a)(b)	65,482	57,604
Hayward Holdings Inc.(a)	9,369	184,476
Johnson Outdoors Inc., Class A	604	54,493
Latham Group Inc.(a)(b)	7,306	121,864
Malibu Boats Inc., Class A(a)	1,631	107,091
Solo Brands Inc., Class A(a)(b)	2,881	32,152
Vinco Ventures Inc.(a)(b)	24,542	80,743
		1,706,850
Life Sciences Tools & Services — 1.4%
Absci Corp.(a)(b)	2,838	19,100
Adaptive Biotechnologies Corp.(a)	24,484	427,001
Akoya Biosciences Inc.(a)	1,466	16,654
Security	Shares	Value
Life Sciences Tools & Services (continued)
Alpha Teknova Inc.(a)(b)	1,368	$21,587
Berkeley Lights Inc.(a)	9,321	90,507
BioNano Genomics Inc.(a)(b)	65,250	144,855
ChromaDex Corp.(a)(b)	12,280	34,507
Codexis Inc.(a)	13,344	273,552
Cytek Biosciences Inc.(a)	3,299	48,033
Fluidigm Corp.(a)	5,486	17,939
Inotiv Inc.(a)(b)	3,281	104,959
Maravai LifeSciences Holdings Inc., Class A(a)(b)	10,305	298,020
Medpace Holdings Inc.(a)	6,490	1,151,715
NanoString Technologies Inc.(a)(b)	10,311	357,998
NeoGenomics Inc.(a)(b)	27,758	625,665
Pacific Biosciences of California Inc.(a)(b)	49,771	556,440
Personalis Inc.(a)	5,040	57,406
Quanterix Corp.(a)	7,613	231,740
Rapid Micro Biosystems Inc., Cass A(a)	1,832	13,062
Seer Inc., Class A(a)(b)	7,957	125,164
Sotera Health Co.(a)(b)	22,412	482,082
		5,097,986
Machinery — 4.2%
Agrify Corp.(a)	3,847	23,813
Alamo Group Inc.	1,224	172,400
Albany International Corp., Class A	4,088	342,206
Altra Industrial Motion Corp.	5,877	283,742
Astec Industries Inc.	2,699	170,820
Blue Bird Corp.(a)	1,532	23,761
Chart Industries Inc.(a)	8,038	979,591
Colfax Corp.(a)	20,130	827,746
Columbus McKinnon Corp./NY	3,509	151,869
Crane Co.	6,516	674,471
Desktop Metal Inc., Class A(a)	21,289	87,072
Energy Recovery Inc.(a)(b)	8,627	168,917
Enerpac Tool Group Corp.	6,519	116,364
EnPro Industries Inc.	2,177	228,629
ESCO Technologies Inc.	5,884	469,425
Evoqua Water Technologies Corp.(a)	27,213	1,102,126
Federal Signal Corp.	7,384	288,124
Flowserve Corp.	12,064	393,528
Franklin Electric Co. Inc.	8,825	766,010
Gorman-Rupp Co. (The)	2,993	120,049
Helios Technologies Inc.	7,309	560,089
Hydrofarm Holdings Group Inc.(a)	8,109	159,017
Ideanomics Inc.(a)(b)	99,141	106,081
John Bean Technologies Corp.	7,190	970,650
Kadant Inc.	2,616	546,692
Lindsay Corp.	2,473	312,216
Meritor Inc.(a)	6,267	144,454
Mueller Industries Inc.	6,316	326,285
Mueller Water Products Inc., Class A	19,305	248,069
Proto Labs Inc.(a)	6,249	313,575
RBC Bearings Inc.(a)(b)	4,043	729,640
Shyft Group Inc. (The)(b)	7,289	305,701
SPX Corp.(a)	5,976	311,828
SPX FLOW Inc.	9,469	816,228
Standex International Corp.	1,451	144,157
Tennant Co.	1,559	120,308
Terex Corp.	10,443	435,682
Titan International Inc.(a)	5,047	49,208
Trinity Industries Inc.	12,285	352,948
Wabash National Corp.	3,632	71,260

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Watts Water Technologies Inc., Class A	6,241	$956,184
Welbilt Inc.(a)	15,716	373,255
		15,744,190
Marine — 0.2%
Genco Shipping & Trading Ltd.	3,047	47,411
Kirby Corp.(a)	4,187	272,909
Matson Inc.	4,026	393,179
		713,499
Media — 0.5%
Audacy Inc(a)	10,789	26,109
Boston Omaha Corp., Class A(a)	3,914	103,291
Cardlytics Inc.(a)(b)	7,506	503,653
Entravision Communications Corp., Class A.	6,813	41,287
EW Scripps Co. (The), Class A(a)	6,234	127,797
Gannett Co. Inc.(a)	14,478	70,363
Magnite Inc.(a)	25,892	351,354
PubMatic Inc., Class A(a)	6,231	152,971
TechTarget Inc.(a)	5,867	486,609
		1,863,434
Metals & Mining — 0.7%
Century Aluminum Co.(a)(b)	4,391	67,358
Compass Minerals International Inc.	5,257	280,724
Gatos Silver Inc.(a)(b)	10,454	32,512
Haynes International Inc.	1,775	66,775
Hecla Mining Co.	51,660	256,234
Materion Corp.	3,164	262,137
McEwen Mining Inc.(a)(b)	39,345	33,538
MP Materials Corp.(a)	16,845	672,789
Piedmont Lithium Inc.(a)(b)	2,114	102,275
Royal Gold Inc.	9,301	944,517
		2,718,859
Mortgage Real Estate Investment — 0.2%
Angel Oak Mortgage Inc.	1,535	26,233
Broadmark Realty Capital Inc.	19,868	186,362
Ellington Financial Inc.	5,084	90,343
Hannon Armstrong Sustainable Infrastructure Capital Inc.	11,365	471,420
		774,358
Multiline Retail — 0.1%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	8,014	384,191

Oil, Gas & Consumable Fuels — 1.1%
Aemetis Inc.(a)(b)	2,937	26,932
Antero Resources Corp.(a)	26,505	517,643
Brigham Minerals Inc., Class A	5,478	118,544
Centrus Energy Corp., Class A(a)	1,582	68,738
Clean Energy Fuels Corp.(a)	38,697	234,891
Crescent Energy Inc.(a)(b)	2,989	39,664
Denbury Inc.(a)	11,370	854,342
EQT Corp.(a)	23,822	506,217
Gevo Inc.(a)(b)	45,572	155,856
Green Plains Inc.(a)(b)	1,055	32,220
Gulfport Energy Corp.(a)(b)	1,251	81,878
Magnolia Oil & Gas Corp., Class A.	17,642	381,596
New Fortress Energy Inc.(b)	9,312	204,491
NextDecade Corp.(a)(b)	3,174	7,015
SM Energy Co.	15,713	515,544
Talos Energy Inc.(a)	4,090	43,518
Tellurian Inc.(a)(b)	89,238	223,987

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Uranium Energy Corp.(a)(b)	59,081	$154,201
		4,167,277
Paper & Forest Products — 0.0%
Glatfelter Corp.	5,469	94,942

Personal Products — 0.4%
BellRing Brands Inc., Class A(a)(b)	4,788	116,636
elf Beauty Inc.(a)	10,882	321,672
Honest Co. Inc. (The)(a)	5,769	37,441
Inter Parfums Inc.	4,020	397,859
Medifast Inc.	1,752	348,140
Thorne HealthTech Inc.(a)(b)	1,561	8,398
USANA Health Sciences Inc.(a)	1,379	131,805
Veru Inc.(a)(b)	13,151	68,385
		1,430,336
Pharmaceuticals — 1.6%
9 Meters Biopharma Inc.(a)	56,737	43,302
Aclaris Therapeutics Inc.(a)	10,503	114,693
Aerie Pharmaceuticals Inc.(a)	6,194	45,588
Amphastar Pharmaceuticals Inc.(a)	5,448	125,794
Ampio Pharmaceuticals Inc.(a)	41,438	21,448
Antares Pharma Inc.(a)	38,600	130,082
Arvinas Inc.(a)	5,983	427,725
Axsome Therapeutics Inc.(a)(b)	6,647	182,394
BioDelivery Sciences International Inc.(a)	14,538	53,209
Cassava Sciences Inc.(a)(b)	8,484	375,417
Clearside Biomedical Inc.(a)	11,268	21,973
Corcept Therapeutics Inc.(a)(b)	14,245	267,379
DICE Therapeutics Inc.(a)	1,717	29,241
Evolus Inc.(a)	7,876	58,440
Harmony Biosciences Holdings Inc.(a)(b)	5,140	184,320
Intra-Cellular Therapies Inc.(a)	18,887	896,944
KemPharm Inc.(a)(b)	6,715	48,415
Marinus Pharmaceuticals Inc.(a)(b)	3,720	37,944
Nektar Therapeutics(a)(b)	41,635	462,981
NGM Biopharmaceuticals Inc.(a)	3,599	56,900
Ocular Therapeutix Inc.(a)(b)	16,847	95,354
Omeros Corp.(a)(b)	8,680	52,080
Oramed Pharmaceuticals Inc.(a)	8,584	76,913
Pacira BioSciences Inc.(a)	10,053	631,027
Pliant Therapeutics Inc.(a)	2,267	26,592
PLx Pharma Inc.(a)	3,336	22,018
Provention Bio Inc.(a)(b)	5,564	29,823
Rani Therapeutics Holdings Inc.(a)(b)	1,541	31,945
Reata Pharmaceuticals Inc., Class A(a)	6,181	173,810
Relmada Therapeutics Inc.(a)	2,852	52,448
Revance Therapeutics Inc.(a)	14,883	198,390
Supernus Pharmaceuticals Inc.(a)(b)	4,038	124,572
TherapeuticsMD Inc.(a)	87,665	26,606
Theravance Biopharma Inc.(a)	11,786	107,370
Tilray Inc., Class 2 (a)(b)	100,688	600,100
Zogenix Inc.(a)(b)	11,404	296,618
		6,129,855
Professional Services — 2.0%
ASGN Inc.(a)	6,319	725,864
Barrett Business Services Inc.	554	35,456
CBIZ Inc.(a)(b)	6,779	261,873
CRA International Inc.	1,190	101,221
Exponent Inc.	11,799	1,120,669

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Professional Services (continued)
First Advantage Corp.(a)	9,272	$156,882
Forrester Research Inc.(a)	2,503	137,715
Franklin Covey Co.(a)	2,830	132,472
FTI Consulting Inc.(a)(b)	5,371	783,146
Heidrick & Struggles International Inc.	1,809	79,180
HireRight Holdings Corp.(a)	4,960	67,456
Huron Consulting Group Inc.(a)	2,277	100,461
ICF International Inc.	2,131	201,145
Insperity Inc.	8,079	868,735
KBR Inc.	10,280	446,152
Kforce Inc.	2,893	198,662
Korn Ferry.	7,027	466,452
Resources Connection Inc.	2,236	38,974
Sterling Check Corp.(a)(b)	3,220	64,432
TriNet Group Inc.(a)	6,311	537,697
TrueBlue Inc.(a)	2,684	71,394
Upwork Inc.(a)	27,198	739,786
Willdan Group Inc.(a)	1,686	53,042
		7,388,866
Real Estate Management & Development — 0.6%
eXp World Holdings Inc.	14,991	406,856
Howard Hughes Corp. (The)(a)	4,628	445,723
Marcus & Millichap Inc.(a)	2,675	125,217
Redfin Corp.(a)(b)	23,888	706,368
St Joe Co. (The)	7,463	362,030
Tejon Ranch Co.(a)	2,264	39,416
		2,085,610
Road & Rail — 0.3%
ArcBest Corp.	3,710	328,112
Landstar System Inc.	4,910	785,600
		1,113,712
Semiconductors & Semiconductor Equipment — 4.3%
ACM Research Inc., Class A(a)(b)	2,784	221,745
Aehr Test Systems(a)(b)	5,185	66,109
Allegro MicroSystems Inc.(a)	12,518	355,261
Alpha & Omega Semiconductor Ltd.(a)	2,552	114,916
Ambarella Inc.(a)	8,294	1,162,404
Amkor Technology Inc.	9,964	219,407
Atomera Inc.(a)(b)	4,991	70,523
Axcelis Technologies Inc.(a)	7,537	471,891
AXT Inc.(a)	5,443	40,768
CEVA Inc.(a)	5,241	197,428
Cirrus Logic Inc.(a)	7,813	698,795
CMC Materials Inc.	2,282	412,768
Cohu Inc.(a)	5,953	196,330
CyberOptics Corp.(a)	1,709	64,190
Diodes Inc.(a)	10,186	945,159
FormFactor Inc.(a)	17,705	756,712
Ichor Holdings Ltd.(a)	3,209	136,126
Impinj Inc.(a)(b)	4,249	337,328
Kopin Corp.(a)	17,287	50,824
Kulicke & Soffa Industries Inc.	8,191	447,966
MACOM Technology Solutions Holdings Inc., Class H(a)	10,910	667,801
Magnachip Semiconductor Corp.(a)	5,418	96,386
MaxLinear Inc.(a)	15,985	959,420
NeoPhotonics Corp.(a)	4,705	72,269
Onto Innovation Inc.(a)	7,363	674,009
PDF Solutions Inc.(a)	6,816	202,640
Power Integrations Inc.	13,655	1,102,095
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Rambus Inc.(a)	10,753	$271,513
Semtech Corp.(a)	14,577	1,036,425
Silicon Laboratories Inc.(a)	9,097	1,502,733
SiTime Corp.(a)(b)	3,381	788,077
SkyWater Technology Inc.(a)(b)	1,588	15,928
SMART Global Holdings Inc.(a)(b)	3,130	179,537
SunPower Corp.(a)(b)	7,356	123,434
Synaptics Inc.(a)(b)	4,842	1,018,515
Ultra Clean Holdings Inc.(a)	4,052	204,302
Veeco Instruments Inc.(a)(b)	5,112	140,529
		16,022,263
Software — 10.5%
8x8 Inc.(a)	25,733	395,002
A10 Networks Inc.	13,592	201,162
ACI Worldwide Inc.(a)	18,513	636,292
Agilysys Inc.(a)(b)	4,403	167,578
Alarm.com Holdings Inc.(a)(b)	10,439	778,436
Altair Engineering Inc., Class A(a)(b)	11,509	724,146
Alteryx Inc., Class A(a)(b)	13,524	771,815
American Software Inc./GA, Class A	4,347	99,938
Amplitude Inc.(a)(b)	5,103	200,599
Appfolio Inc., Class A(a)(b)	4,326	498,615
Appian Corp.(a)(b)	8,957	504,906
Arteris Inc.(a)	607	8,978
AvidXchange Holdings Inc.(a)	5,718	59,238
Blackbaud Inc.(a)	4,215	287,210
Blackline Inc.(a)(b)	12,080	1,109,790
Bottomline Technologies DE Inc.(a)	8,752	493,525
Box Inc., Class A(a)	34,296	896,154
BTRS Holdings Inc.(a)	8,112	51,917
C3.ai Inc., Class A(a)(b)	15,890	418,543
Cerence Inc.(a)(b)	8,588	545,252
ChannelAdvisor Corp.(a)	4,814	101,768
Cleanspark Inc.(a)(b)	7,902	53,101
Clear Secure Inc., Class A(a)(b)	3,024	74,663
Clearwater Analytics Holdings Inc.(a)	7,435	126,767
CommVault Systems Inc.(a)	5,292	356,998
Confluent Inc., Class A(a)(b)	13,869	906,894
CS Disco Inc.(a)(b)	2,857	98,052
Datto Holding Corp.(a)	3,772	93,960
Digimarc Corp.(a)(b)	2,933	92,976
Dolby Laboratories Inc., Class A	14,786	1,298,950
Domo Inc., Class B(a)	6,538	307,024
DoubleVerify Holdings Inc.(a)	5,000	138,300
Duck Creek Technologies Inc.(a)(b)	17,120	437,416
Enfusion Inc., Class A(a)	4,181	57,740
Envestnet Inc.(a)	12,892	953,234
Everbridge Inc.(a)	8,665	442,955
ForgeRock Inc.(a)(b)	2,846	40,527
Freshworks Inc.(a)(b)	7,770	168,997
Informatica Inc.(a)(b)	6,706	187,231
Intapp Inc.(a)	2,462	49,535
InterDigital Inc.	6,933	478,585
Jamf Holding Corp.(a)(b)	12,460	411,928
JFrog Ltd.(a)	9,786	261,482
Kaleyra Inc.(a)(b)	2,031	18,056
Kaltura Inc.(a)	3,393	12,181
KnowBe4 Inc., Class A(a)(b)	9,639	230,565
LivePerson Inc.(a)	14,842	443,331
Mandiant Inc.(a)	54,172	817,455

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Marathon Digital Holdings Inc.(a)(b)	22,486	$529,320
McAfee Corp., Class A	6,524	167,341
MeridianLink Inc.(a)(b)	3,058	59,295
MicroStrategy Inc., Class A(a)	1,896	697,747
Mimecast Ltd.(a)	13,938	1,110,998
Mitek Systems Inc.(a)	9,942	162,751
Model N Inc.(a)	7,367	203,771
Momentive Global Inc.(a)	29,268	501,361
N-able Inc.(a)(b)	15,323	171,005
Ncino Inc.	12,795	586,395
New Relic Inc.(a)	13,327	1,401,201
Nutanix Inc., Class A(a)	28,672	783,892
Olo Inc., Class A(a)	12,871	225,886
ON24 Inc.(a)	2,079	34,220
OneSpan Inc.(a)	7,859	126,216
PagerDuty Inc.(a)	17,081	564,015
Paycor HCM Inc.(a)	3,318	86,069
Phunware Inc.(a)(b)	8,487	18,926
Ping Identity Holding Corp.(a)	13,599	269,124
PROS Holdings Inc.(a)	9,065	251,191
Q2 Holdings Inc.(a)(b)	12,867	839,572
Qualtrics International Inc., Class A(a)	21,335	624,475
Qualys Inc.(a)	7,540	966,176
Rapid7 Inc.(a)	12,782	1,231,290
Rekor Systems Inc.(a)(b)	7,849	36,498
Rimini Street Inc.(a)	4,823	24,838
Riot Blockchain Inc.(a)(b)	18,619	296,787
SailPoint Technologies Holdings Inc.(a)(b)	21,059	814,773
Smith Micro Software Inc.(a)	10,200	42,636
Sprinklr Inc.(a)	3,746	42,142
Sprout Social Inc., Class A(a)	10,306	709,568
SPS Commerce Inc.(a)	8,125	1,006,281
Stronghold Digital Mining Inc.(a)(b)	1,577	14,083
Sumo Logic Inc.(a)	19,936	237,438
Telos Corp.(a)(b)	12,050	140,864
Tenable Holdings Inc.(a)	20,688	1,063,363
Teradata Corp.(a)	24,585	991,759
Upland Software Inc.(a)	5,992	117,443
Varonis Systems Inc.(a)	24,306	905,642
Verint Systems Inc.(a)(b)	6,250	320,812
Veritone Inc.(a)	6,800	107,236
Vertex Inc., Class A(a)	2,690	39,032
Vonage Holdings Corp.(a)	57,145	1,190,902
Workiva Inc.(a)	10,196	1,205,983
Xperi Holding Corp.	9,836	165,933
Zeta Global Holdings Corp.(a)(b)	5,028	46,559
Zuora Inc., Class A(a)	26,167	435,157
		39,077,733
Specialty Retail — 1.4%
Asbury Automotive Group Inc.(a)	2,308	371,519
Barnes & Noble Education Inc.(a)	3,795	22,846
Boot Barn Holdings Inc.(a)	6,690	615,279
Citi Trends Inc.(a)	1,256	61,192
Dick’s Sporting Goods Inc.	7,856	906,582
EVgo Inc.(a)(b)	15,523	128,065
GrowGeneration Corp.(a)(b)	12,052	101,719
Guess? Inc.	2,766	63,673
Hibbett Inc.	1,602	98,763
Leslie’s Inc.(a)(b)	30,722	639,939
LL Flooring Holdings Inc.(a)	3,117	45,010
Security	Shares	Value
Specialty Retail (continued)
MarineMax Inc.(a)	2,136	$100,520
Monro Inc.	4,520	224,780
National Vision Holdings Inc.(a)(b)	18,724	765,437
Petco Health & Wellness Co. Inc.(a)(b)	18,367	344,381
Signet Jewelers Ltd.	4,883	420,573
Sleep Number Corp.(a)(b)	2,456	175,604
Vroom Inc.(a)(b)	15,029	120,533
Warby Parker Inc.(a)(b)	2,309	85,826
		5,292,241
Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.(a)(b)	28,841	516,254
Avid Technology Inc.(a)	3,904	122,429
Corsair Gaming Inc.(a)(b)	2,652	51,820
Eastman Kodak Co.(a)	6,523	25,635
Pure Storage Inc., Class A(a)	60,646	1,606,513
Quantum Corp.(a)	4,912	24,757
Turtle Beach Corp.(a)(b)	2,078	42,225
		2,389,633
Textiles, Apparel & Luxury Goods — 1.1%
Carter’s Inc.	5,124	477,147
Columbia Sportswear Co.	4,688	435,374
Levi Strauss & Co., Class A	21,761	477,219
Ralph Lauren Corp.	6,751	748,281
Rocky Brands Inc.	601	25,711
Skechers U.S.A. Inc., Class A(a)	30,529	1,282,218
Steven Madden Ltd.	8,217	338,047
Wolverine World Wide Inc.	9,790	259,337
		4,043,334
Thrifts & Mortgage Finance — 0.4%
Axos Financial Inc.(a)	6,869	353,753
Columbia Financial Inc.(a)	8,633	182,761
Kearny Financial Corp./MD.	7,504	97,102
Merchants Bancorp./IN.	3,722	108,496
Mr Cooper Group Inc.(a)	8,444	339,027
NMI Holdings Inc., Class A(a)	8,960	221,670
TFS Financial Corp.	4,191	72,840
WSFS Financial Corp.	4,014	210,253
		1,585,902
Tobacco — 0.0%
22nd Century Group Inc.(a)(b)	37,199	80,722
Turning Point Brands Inc.	2,191	77,189
		157,911
Trading Companies & Distributors — 0.9%
Applied Industrial Technologies Inc.	3,335	326,763
BlueLinx Holdings Inc.(a)(b)	1,232	88,261
Core & Main Inc., Class A(a)	12,757	306,806
Custom Truck One Source Inc.(a)(b)	3,684	30,282
DXP Enterprises Inc./TX(a)	2,067	59,013
Global Industrial Co.	2,201	76,947
H&E Equipment Services Inc.	4,100	170,683
Herc Holdings Inc.	5,621	901,889
Titan Machinery Inc.(a)	1,909	58,797
Transcat Inc.(a)	1,584	150,337
Univar Solutions Inc.(a)	16,467	436,376
WESCO International Inc.(a)	5,238	638,460
		3,244,614
Water Utilities — 0.3%
American States Water Co.	4,315	397,973

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Water Utilities (continued)
California Water Service Group	5,760	$357,638
Middlesex Water Co.	2,193	222,019
SJW Group.	2,724	187,575
		1,165,205
Wireless Telecommunication Services — 0.1%
Gogo Inc.(a)(b)	8,064	100,397
Shenandoah Telecommunications Co.	6,420	146,183
		246,580
Total Common Stocks — 99.9%
(Cost: $428,247,163)		372,256,626

Short-Term Investments

Money Market Funds — 14.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	54,889,521	54,905,988
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	60,000	60,000
		54,965,988
Total Short-Term Investments — 14.8%
(Cost: $54,952,319)		54,965,988

Total Investments in Securities — 114.7%
(Cost: $483,199,482)		427,222,614

Other Assets, Less Liabilities — (14.7)%		(54,704,569)

Net Assets — 100.0%		$372,518,045
(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$78,109,325	$—	$(23,190,700	(a)	$(10,615)	$(2,022)	$54,905,988	54,889,521	$262,926	(b)	$—

BlackRock Cash Funds: Treasury, SL Agency Shares	960,000	—	(900,000	)(a)	—	—	60,000	60,000	31		—
					$(10,615)	$(2,022)	$54,965,988		$262,957		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
January 31, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/Unrealized Appreciation (Depreciation	)
Long Contracts
Russell 2000 E-Mini Index	2	03/18/22	$202	$(22,896)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$372,256,626	$—	$—	$372,256,626
Money Market Funds	54,965,988	—	—	54,965,988
	$427,222,614	$—	$—	$427,222,614
Derivative financial instruments(a)
Liabilities
Futures Contracts.	(22,896)	$—	$—	$(22,896)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS                   Non-Voting Shares

REIT                   Real Estate Investment Trust